Other Receivables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Statement Line Items [Line Items]
Other receivables | ₪	₪ 30		₪ 60
Government authorities | ₪	186		185
Prepaid expenses | ₪	600		573
Total other receivables | ₪	₪ 816		₪ 818
USD [Member]
Statement Line Items [Line Items]
Other receivables | $		$ 8
Government authorities | $		50
Prepaid expenses | $		160
Total other receivables | $		$ 218